Financial risk management, objective and policies - Foreign currency risk (Details) - Foreign currency risk - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
USD against INR
Financial risk management, objective and policies
Percentage of reasonably possible change in exchange rates	5.00%	5.00%
Risk exposure to currency fluctuations	₨ 10,256	₨ 7,561
Euro against INR
Financial risk management, objective and policies
Percentage of reasonably possible change in exchange rates	5.00%	5.00%
Risk exposure to currency fluctuations	₨ 2,245	₨ 2,319
GBP against INR
Financial risk management, objective and policies
Percentage of reasonably possible change in exchange rates	5.00%	5.00%
Risk exposure to currency fluctuations	₨ 930	₨ 1,971